Accounts receivable net	12 Months Ended
Sep. 30, 2024
Accounts receivable net
Accounts receivable, net

Note 3 - Accounts receivable, net

Accounts receivable from the Company consisted of the following:

	As of	As of
	September 30,	September 30,
	2024	2023

Accounts receivable	$32,763,352	$24,692,164
Less: allowance for doubtful accounts	(302,914)	(14,719)
Accounts receivable, net	$32,460,438	$24,677,445

Allowance for doubtful accounts of $302,914 and $14,719 was made for certain accounts receivable as of September 30, 2024 and 2023, respectively. The Company’s accounts receivable primarily include balances due from customers when the Company’s products are sold and delivered to customers.